Business Acquisitions and Disposal (Details) - Schedule of assets and liabilities of BWL as of disposal $ in Thousands	Dec. 31, 2021 USD ($)
Assets
Cash	$ 4
Other current assets	332
Total Assets	336
Liabilities
Other current liabilities	(33)
Total liabilities	$ (33)